Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Tenants	Dec. 31, 2013 Tenants	Dec. 31, 2012 Tenants
Concentration Risk [Line Items]
Number Of Tenants Contributing Ten Percent Or More Of Total Revenues	0	0	0
Operating Leases Future Minimum Payments Receivable [Abstract]
2015	$ 1,564,200
2016	1,509,781
2017	1,470,810
2018	1,395,708
2019	1,236,840
Thereafter	6,990,557
Percentage Rent	6,343	7,344	6,987
Operating Leases Future Minimum Payments Due [Abstract]
2015	29,060
2016	29,575
2017	31,141
2018	31,629
2019	32,136
Thereafter	1,208,483
Lessee Leasing Arrangements Operating Leases Term Of Contract	30 years
Rent Expense	36,329	35,920	27,634
Capital Leases Future Minimum Payments Due [Abstract]
2015	12,500
2016	12,500
2017	12,500
2018	12,500
2019	12,500
Thereafter	334,792
Total Minimum Obligations	397,292
Interest Portion	(157,292)
Present Value Of Net Minimum Payments	240,000
Property Leased Under Capital Leases Cost	$ 249,253
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage Of Minimum Revenue Threshold Contributed By One Tenant	10.00%	10.00%	10.00%